Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Discloure of Significant Accounting Policies
Description of accounting policy for basis of presentation [text block]
Basis of presentation
These consolidated financial statements include the accounts of POET Technologies Inc. and its subsidiaries; ODIS Inc. ("ODIS"), Opel Solar Inc., BB Photonics Inc., BB Photonics UK Limited (collectively "BB Photonics") and DenseLight Semiconductors Pte. Ltd ("DenseLight"). All intercompany balances and transactions have been eliminated on consolidation.

Description of accounting policy for business combinations [text block]
Business combinations
Acquisitions of businesses are accounted for using the acquisition method. The acquisition cost is measured at the acquisition date at the fair value of the consideration transferred, including all contingent consideration.

Subsequent changes in contingent consideration are accounted for through the consolidated statements of operations and deficit and consolidated statements of comprehensive loss in accordance with the applicable standards.

Goodwill arising on acquisition is initially measured at cost, being the difference between the fair value of the consideration transferred including the recognized amount of any non-controlling interest in the acquiree and the net recognized amount (generally fair value) of the identifiable assets and liabilities assumed at the acquisition date. If the net of the amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in the consolidated statements of operations and deficit as a bargain purchase gain.

Acquisition-related costs, other than those that are associated with the issue of debt or equity securities that the Company incurs in connection with a business combination, are expensed as incurred.

Description of accounting policy for foreign currency translation [text block]
Foreign currency translation
These consolidated financial statements are presented in U.S. dollars ("USD"), which is the Company's presentation currency.

Items included in the financial statements of each of the Company's subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not
denominated in the functional currency of an entity are recognized in the statement of operations and deficit.

Assets and liabilities of entities with functional currencies other than U.S. dollars are translated into the presentation currency at the year end rates of exchange, and the results of their operations are translated at average rates of exchange for the year. The resulting translation adjustments are included in accumulated other comprehensive loss in shareholders' equity. Additionally, foreign exchange gains and losses related to certain intercompany loans that are permanent in nature are included in accumulated other comprehensive loss.

Description of accounting policy for financial instruments [text block]
Financial Instruments
Financial instruments are required to be classified as
one
of the following: held-to-maturity; loans and receivables, fair value through profit or loss; available-for-sale or other financial liabilities.

The Company's financial instruments include cash, short-term investments, accounts receivable, accounts payable and accrued liabilities. The Company designated its cash and short-term investments as fair value through profit or loss and its accounts payable and accrued liabilities as other financial liabilities.

Fair value through profit or loss financial assets are measured at fair value with gains and losses recognized in operations. Financial assets, loans and receivables and other financial liabilities are measured at amortized cost. Available-for-sale financial assets are measured at fair value with unrealized gains and losses recognized in other comprehensive loss.

Fair value of a financial instrument is the amount of consideration that would be agreed upon in an arm’s length transaction between knowledgeable, willing parties who are under no
compulsion to act. The fair value of a financial instrument on initial recognition is the transaction price, which is the fair value of the consideration given or received. Subsequent to initial recognition, the fair value of a financial instrument that is quoted in active markets is based on the bid price for a financial asset held and the offer price for a financial liability. When an independent price is not
available, fair value is determined by using a valuation methodology that refers to observable market data. Such a valuation technique includes comparisons with a similar financial instrument where an observable market price exists, discounted cash flow analysis, option pricing models and other valuation techniques commonly used by market participants. If no
reliable estimate can be made, the Company measures the financial instrument at cost less impairment as a last resort.

Description of accounting policy for trade and other receivables [text block]
Accounts receivable
Accounts receivable are amounts due from customers from the sale of products or services in the ordinary course of business. Accounts receivables are classified as current (on the consolidated statements of financial position) if payment is due within one
year of the reporting period date, and are initially recognized at fair value and subsequently measured at amortized cost.

The provision policy for doubtful accounts of the Company is based on the ageing analysis and management's ongoing evaluation of the recoverability of the outstanding receivables. A considerable amount of judgement is required in assessing the ultimate realization of these receivables, including the assessment of the creditworthiness and the past collection history of each customer. If the financial conditions of these customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may
be required. As at the balance sheet dates,
no
provision was required for accounts receivable.

Description of accounting policy for measuring inventories [text block]
Inventory
Inventory consists of raw material inventory, work in process, and finished goods and are recorded at the lower of cost and net realizable value. Cost is determined on a first
in
first
out basis and includes all costs of purchase, costs of conversion and other costs incurred in bringing the inventory to its present condition.

An assessment is made of the net realizable value of inventory at each reporting period. Net realizable value is the estimated selling price less the estimated cost of completion and the estimated costs necessary to make the sale. When circumstances that previously caused inventories to be written down no
longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of any write down previously recorded is reversed so that the new carrying amount is the lower of the cost and the revised net realizable value. Raw materials are not
written down unless the goods in which they are incorporated are expected to be sold for less than cost, in which case, they are written down by reference to replacement cost of the raw materials, as this is the best indicator of net realizable value.

Description of accounting policy for property, plant and equipment [text block]
Property and equipment
Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, 5 years or life of the lease, whichever is less
Office equipment	Straight Line, 5 years

Description of accounting policy for other intangible assets other than goodwill [text block]	Patents and licenses Patents and licenses are recorded at cost and amortized on a straight line basis over 12 years. Ongoing maintenance costs are expensed as incurred.
Description of accounting policy for impairment of assets [text block]
Impairment of long-lived assets
The Company’s tangible and intangible assets are reviewed for indications of impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may
not
be recoverable. An assessment is made at each reporting date whether there is any indication that an asset may
be impaired.

An impairment loss is recognized when the carrying amount of an asset exceeds its recoverable amount. Impairment losses are recognized in profit and loss for the year. The recoverable amount is the greater of the asset’s fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not
generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit ("CGU") to which the asset belongs.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

The Company reported an impairment loss of
nil
for the year ended
December 31, 2017 (
2016
-
$63,522,
2015
-
nil
).

Description of accounting policy for goodwill [text block]
Goodwill
Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable assets acquired net of liabilities assumed. Goodwill is measured at cost less accumulated impairment losses and is not
amortized. Goodwill is tested for impairment on an annual basis or whenever facts or circumstances indicate that the carrying amount may
exceed its recoverable amount.

Description of accounting policy for income tax [text block]
Income taxes
The Company follows the liability method of accounting for income taxes. Under this method, deferred income taxes are provided on differences between the financial reporting and income tax bases of assets and liabilities and on income tax losses available to be carried forward to future years for tax purposes. Deferred income taxes are measured using the substantively enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred income tax assets to the amount expected to be realized.

Recently Enacted U.S. Federal Tax Legislation
Introduced initially as the Tax Cuts and Jobs Act, the Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year
2018
(the “Act”) was enacted on
December 22, 2017.
The Act applies to corporations generally beginning with taxable years starting after
December 31, 2017
and reduces the corporate tax rate from a graduated set of rates with a maximum
35%
tax rate to a flat
21%
tax rate. Additionally, the Act introduces other changes that impact corporations, including a net operating loss (“NOL”) deduction annual limitation, an interest expense deduction annual limitation, elimination of the alternative minimum tax, and immediate expensing of the full cost of qualified property. The Act also introduces an international tax reform that moves the U.S. toward a territorial system, in which income earned in other countries will generally not
be subject to U.S. taxation. However, the accumulated foreign earnings of certain foreign corporations will be subject to a one
-time transition tax, which can be elected to be paid over an eight
-year tax transition period, using specified percentages, or in one
lump sum. NOL and foreign tax credit (“FTC”) carryforwards can be used to offset the transition tax liability. The Company does not
expect that this change will have an impact on the Company as it has not
earned taxable income in the past and it has significant NOL carryforwards.

Description of accounting policy for recognition of revenue [text block]
Revenue recognition
Sale of goods
Revenue from the sale of goods is recognized when significant risks and rewards of ownership are transferred to the buyer, there is persuasive evidence of an arrangement, collection is probable and fees are fixed and determinable.

Service revenue
Revenue from services that are
one
year or less is recognized when the services are completed. Revenue from services of a long-term nature is recognized by reference to the stage of completion of the transaction at the end of the reporting period determined by services performed to date as a percentage of total services and the amount of revenue, stage of completion, and the costs incurred for the transaction and the costs to complete the transaction can be measured reliably.

Description of accounting policy for interest income and expense [text block]	Interest income Interest income on cash classified as fair value through profit or loss is recognized as earned using the effective interest method.
Description of accounting policy for other income and costs [text block]
Other income
Government Grants
Grants received exclusively from governmental agencies such as the Department of Defense of the United States of America, NASA and Productivity and Innovation Credit Scheme Singapore ("PIC Grant"), relating to research and development or expenditure on technology, are recognized as other income.

Government grants from the United States are based on the agreed upon milestones of the projects. PIC Grants are offered as a percentage of qualifying expenditures. PIC Grants are paid out in cash. Other income earned on government grants in
2017
was
nil
(
2016
-
$14,027
and
2015
-
nil
).

Research and Development Credits
The Company is eligible to receive cash credits for certain qualifying research and development expenses based on actual spending over a three
year period, with an expectation that the credits will
not
exceed a certain dollar value over the
three
year period. The Company has accrued or collected
$1,695,383
relating to these research and development credits in
2017
(
2016
-
nil,
2015
-
nil
) which represents actual expenses incurred in
2017.

Description of accounting policy for intangible assets other than goodwill [text block]
Intangible assets
Research and development costs
Research costs are expensed in the year incurred. Development costs are also expensed in the year incurred unless the Company believes a development project meets IFRS criteria as set out in IAS
38,
Intangible Assets
, for deferral and amortization. IAS
38
requires all research costs be charged to expense while development costs are capitalised only after technical and commercial feasibility of the asset for sale or use have been established. This means that the entity must intend and be able to complete the intangible asset and either use it or sell it and be able to demonstrate how the asset will generate future economic benefits. Development costs are tested for impairment whenever events or changes indicate that its carrying amount may
not
be recoverable.

In-Process Research and Development
Under IFRS, in-process research and development ("IPR&D") acquired in a business combination that meets the definition of an intangible asset is capitalized with amortization commencing when the asset is ready for use (i.e., when development is complete). The Company acquired
$714,000
of IPR&D when it acquired BB Photonics Inc.

Customer relationships
Intangible assets include customer relationships acquired with the acquisition of DenseLight. Customer relationships is an externally acquired intangible asset and is measured at cost less accumulated amortization and any accumulated impairment losses. Customer relationships are amortized on a straight-line basis over their estimated useful lives and is tested for impairment whenever events or changes indicate that their carrying amount may
not
be recoverable. The useful life of customer relationships was determined to be
5
years.

Description of accounting policy for share-based payment transactions [text block]
Stock-based compensation
Stock options and warrants awarded to non employees are accounted for using the fair value of the instrument awarded or service provided whichever is considered more reliable. Stock options and warrants awarded to employees are accounted for using the fair value method. The fair value of such stock options and warrants granted is recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value is calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant.

Description of accounting policy for earnings per share [text block]
Loss per share
Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year. Diluted loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year after giving effect to potentially dilutive financial instruments. The dilutive effect of stock options and warrants is determined using the treasury stock method.

Description of accounting policy for investments other than investments accounted for using equity method [text block]
Short-term investments
The short-term investments of
nil
at
December 31, 2017
and
$589,275
at
December 31, 2016
and
nil
at
December 31, 2015
consisted of guaranteed investment certificates ("GICs") held with one
Canadian chartered bank and earn interest at a rate of
0.50%.